Balance Sheet Details - Current Assets and Current Liabilities (Details) - Schedule of Prepaid Expenses and Other Current Assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Prepaid maintenance fees and subscriptions	$ 73	$ 85
Prepaid insurance	21	21
Other prepaid expenses	35	61
Prepaid expenses and other current assets	$ 129	$ 167	$ 997